Short-term Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term Loans

(11)SHORT-TERM LOANS

Bank borrowings

The Group assumed several bank borrowings with short-term loan balance of RMB 13,991,000 in connection with Huanqiuyimeng Acquisition, among which RMB 9,000,000 was repaid during the period from August 6, 2019 to December 31, 2019. Interest expense of RMB 164,930 accrued from these bank borrowings was recognized for the same period in 2019.

The Company entered into several short-term bank borrowings in total amount of RMB13,327,000 in 2020 to support operations of Huanqiuyimeng during the COVID-19 outbreak. RMB16,318,000, which includes the outstanding short-term loan balance of RMB 4,991,000 as of December 31, 2019, was repaid during the year of 2020. The Company recognized interest expenses of RMB 207,697 and RMB 22,244 relating to these bank borrowings in 2020 and 2021, respectively. The outstanding short-term loan balance in bank borrowings was RMB 2,000,000 as of December 31, 2020, which was fully repaid on March 31, 2021.

Other borrowings

During the year of 2020, to support its daily operations among COVID–19, Muhua Shangce, the majority owned subsidiary of the Group obtained short-term borrowings from several parties, including: i) the Group’s CEO and Director, Mr. Xiaofeng Ma, in the amount of RMB 631,000 with no interest; ii) a third-party company, in the amount of RMB 3.0 million at an annual interest rate of 4.35% , which Mr. Xiaofeng Ma has provided a joint liability guarantee; iii) the CEO of Muhua Shangce in the amount of RMB 1,260,000, among which RMB 500,000 at an annual interest rate of 2.00% and RMB 760,000 with no interest ; iv) a company controlled by Mr. Xiaofeng Ma in the amount of RMB 500,000 with no interest; v) three third party companies in the amount of RMB 900,000 with no interest. Muhua Shangce has repaid the CEO of Muhua Shangce and three third party companies in total amount of RMB1,490,000 in 2020.

During 2021 and prior to the disposal of Muhua Shangce, a partnership controlled by the Group’s CEO and Director, Mr. Xiaofeng Ma provided a fourteen-month interest-free loan in the amount of RMB 700,000 to Muhua Shangce. Muhua Shangce also borrowed from its CEO for another RMB1,210,000, among which RMB 150,000 at an annual interest rate of 6.12% and RMB 1,060,000 with no interest. In addition, Muhua Shangce borrowed from three third party companies in the amount of RMB 800,000 with no interest.

As of the selling date of Muhua Shangce in June 2021, the outstanding balance of the above borrowings of RMB 7,511,000 remained unpaid and has been disposed together with the other assets and liabilities of Muhua Shangce. See note 15 for details.

As of December 31, 2020 and 2021, the outstanding short-term loan balance in other borrowings was RMB 4,801,000 and RMB nil, respectively.